COLUMBIA FUNDS INSTITUTIONAL TRUST

                            CMG Large Cap Growth Fund
                                  (the "Fund")

      Supplement to the Prospectus and Statement of Additional Information
                             dated December 1, 2007


     Effective April 15, 2008, Edward P. Hickey and Mary-Ann Ward will no longer serve as co-portfolio managers of the Fund. Accordingly, all references to Mr. Hickey and Ms. Ward as co-managers of the Fund are removed from the Prospectus and Statement of Additional Information of the Fund.




INT-47/152529-0408                                              April 15, 2008

                     COLUMBIA FUNDS INSTITUTIONAL TRUST

                            CMG Strategic Equity Fund
                                  (the "Fund")

               Supplement to the Prospectus dated December 1, 2007


     Effective April 15, 2008, Dara White will no longer serve as a co-portfolio manager of the Fund and Mary-Ann Ward will serve as a co-portfolio manager of the Fund.

1. The section of the Prospectus captioned "Portfolio Managers" is removed and replaced in its entirety with the following disclosure:

                  Information about the Advisor's portfolio managers who are primarily responsible for overseeing the Fund's investments is shown in the table below. The SAI provides more information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

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                  Emil A. Gjester
                  Service with the Fund since January 2004; lead manager since November 2005 Investment management experience since 1996.

                  Director of the Advisor; associated with the Advisor or its predecessors since December 1996.

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                  Jonas Patrikson
                  Service with the Fund (co-manager) since February 2006 Investment management experience since 1990.

                  Portfolio Manager of the Advisor, associated with the Advisor or its predecessors since September 2004; Norberg Capital, Inc. - Senior analyst (2000-September 2004).

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                  Michael T. Welter
                  Service with the Fund (co-manager) since July 2006 Investment management experience since 1998.

                  Portfolio Manager of the Advisor, associated with the Advisor since July 2006; Engemann Asset Management - Research analyst (September 2000 - June 2006).

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                  Mary-Ann Ward
                  Service with the Fund (co-manager) since April 2008 Investment management experience since 1997.

                  Vice President of the Advisor; associated with the Advisor or its predecessors since July 1997.


INT-47/152621-0408                                               April 15, 2008